STOCK OPTIONS AND WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Stock Options And Warrants
STOCK OPTIONS AND WARRANTS

NOTE 9 – STOCK OPTIONS AND WARRANTS

Stock Options

In 2017, the Company’s shareholders approved the adoption of a stock and option award plan (the “2017 Plan”), under which shares were reserved for future issuance for Common Stock options, restricted stock awards and other equity awards. The 2017 Plan permits grants of equity awards to employees, directors, consultants and other independent contractors. The Company’s shareholders have approved a total reserve of 53,333 shares of Common Stock for issuance under the 2017 Plan.

In April 2019, the Company’s shareholders approved the adoption of a stock and option award plan (the “2019 Plan”), under which shares were reserved for future issuance for Common Stock options, restricted stock awards and other equity awards. The 2019 Plan permits grants of equity awards to employees, directors, consultants and other independent contractors. The Company’s shareholders originally approved a total reserve of 13,334 shares of Common Stock for issuance under the 2019 Plan. At each of the Company’s annual meeting of stockholders held in 2020 and 2021, the Company’s stockholders approved amendments to the 2019 Plan to increase the number of shares of Common Stock available for issuance thereunder by an aggregate of 81,334 shares of Common Stock such that, after such amendments, and prior to any grants, 94,667 shares of Common Stock were available for issuance.

On September 22, 2023, stockholders approved an amendment to the Company’s 2019 Plan to increase the number of shares of Company common stock authorized to be issued pursuant to the 2019 Plan by 80,000 shares from an aggregate of 94,667 shares to an aggregate of 174,667 shares.

During the nine months ended September 30, 2024, and 2023 the Company granted stock options for the purchase of 105,000 and 16,000 shares of Common Stock at a weighted average of $2.38 and $10.00 respectively. Options for the purchase of 4,036 and 24,000 shares of common stock expired during the nine months ended September 30, 2024, and 2023, respectively. The following table summarizes all stock options from December 31, 2023 to September 30, 2024 (shares in thousands):

	2024
	Shares		Price (1)	Term (2)

Outstanding, at December 31, 2023	127		$62.45	3.4
Granted	105		2.38	3.5
Forfeited	(4)		7.50	3.5
Exercised	-		-

Outstanding, at September 30	228	(3)	36.00	3.4

Exercisable, at September 30	121	(4)	57.35	2.8

(1)	Represents the weighted average exercise price.

(2)	Represents the weighted average remaining contractual term until the stock options expire.

(3)	As of September 30, 2024, the aggregate intrinsic value of stock options outstanding was $0.

(4)	As of September 30, 2024, the aggregate intrinsic value of exercisable stock options was $0.

For the nine months ended September 30, 2024, there were 105,000 options granted under the 2017 and the 2019 Plans at an exercise price of 2.38 per share. For the nine months ended September 30, 2024 and 2023, the valuation assumptions for stock options granted under the 2017 Plan and the 2019 Plan were estimated on the date of grant using the BSM option-pricing model with the following weighted-average assumptions:

2024
Grant date closing price of Common Stock	$2.38
Expected term (years)	3.5
Risk-free interest rate	4.3%
Volatility	140%
Dividend yield	0%

For the three months ended September 30, 2024 and 2023, the Company recognized approximately $0.1 million and $0.2 million, respectively, and for the nine months ended September 30, 2024 and 2023, the Company recognized approximately $0.7 million and $1.0 million, respectively, of share-based compensation expense relating to the vesting of stock options. Unrecognized expense relating to these awards as of September 30, 2024 was approximately $1.1 million, which will be recognized over the weighted average remaining term of 3.4 years.

Warrants

The following table sets forth activity with respect to the Company’s warrants to purchase Common Stock for the nine months ended September 30, 2024 (shares in thousands):

	2024
	Shares		Price (1)	Term (2)
Outstanding, at December 31	2,821		$13.15	4.3
Grants of warrants:
Private placement	6,366	(3)
Consultants for services	4	(4)
Warrant inducement	1,471	(5)
Exercised	(1,394	)(6)
Forfeited	(24)
Outstanding, at September 30	9,244	(7)	$2.98	4.3
Exercisable, at September 30	9,095	(8)	$2.90	4.3

(1)	Represents the weighted average exercise price.

(2)	Represents the weighted average remaining contractual term until the warrants expire.

(3)	In June 30, 2024, the Company granted warrants in connection with a private placement consisting of warrants to purchase up to an aggregate of 3,220,266 shares of common stock at an exercise price of $2.204 per share, and pre-funded warrants to purchase up to an aggregate of 3,050,768 with a relative fair value of approximately $7.5 million which was recorded to additional paid-in capital at the time of issuance. In September 30, 2024, the Company granted warrants in connection with a private placement consisting of warrants to purchase up to an aggregate of 95,467 shares of common stock at an exercise price of $3.9375 per share, with a relative fair value of approximately $0.3 million which was recorded to additional paid-in capital at the time of issuance.

(4)	During the second quarter of 2024, the Company granted warrants to purchase up to an aggregate of 4,000 shares of common stock at an exercise price of $2.38 per share, to consultant for business development services.

(5)	In February 2024, the Company granted warrants in connection with a warrant inducement consisting of warrants to purchase up to an aggregate of 1,470,592 shares of common stock at an exercise price of $5.05 per share, with a relative fair value of approximately $3.9 million which was recorded to additional paid-in capital at the time of issuance.

(6)	During the first quarter of 2024, the Company issued an aggregate of 1,393,393 shares of common stock from the exercise of warrants previously issued in November 2023.

(7)	As of September 30, 2024, the aggregate intrinsic value of warrants outstanding was $0 million.

(8)	As of September 30, 2024, the aggregate intrinsic value of warrants exercisable was $0 million.

For the nine months ended September 30, 2024, the valuation assumptions for warrants issued were estimated on the measurement date using the BSM option-pricing model with the following weighted-average assumptions:

2024

Measurement date closing price of Common Stock (1)	$3.08
Contractual term (years) (2)	5.0
Risk-free interest rate	3.1%
Volatility	140%
Dividend yield	0%

(1)	Closing price on grant date.

(2)	The valuation of warrants is based on the expected term.

NOTE 9 - STOCK OPTIONS AND WARRANTS

Stock Options

In 2017, the Company’s shareholders approved the adoption of a stock and option award plan (the “2017 Plan”), under which shares were reserved for future issuance for Common Stock options, restricted stock awards and other equity awards. The 2017 Plan permits grants of equity awards to employees, directors, consultants and other independent contractors. The Company’s shareholders have approved a total reserve of 53,333 shares of Common Stock for issuance under the 2017 Plan.

In April 2019, the Company’s shareholders approved the adoption of a stock and option award plan (the “2019 Plan”), under which shares were reserved for future issuance for Common Stock options, restricted stock awards and other equity awards. The 2019 Plan permits grants of equity awards to employees, directors, consultants and other independent contractors. The Company’s shareholders originally approved a total reserve of 13,333 shares of Common Stock for issuance under the 2019 Plan. At each of the Company’s annual meeting of stockholders held in 2020 and 2021, the Company’s stockholders approved amendments to the 2019 Plan to increase the number of shares of Common Stock available for issuance thereunder by an aggregate of 81,334 shares of Common Stock such that, after such amendments, and prior to any grants, 94,667 shares of Common Stock were available for issuance.

On September 22, 2023, stockholders approved an amendment to the Company’s 2019 Plan to increase the number of shares of Company common stock authorized to be issued pursuant to the 2019 Plan by 80,000 shares from an aggregate of 94,667 shares to an aggregate of 174,667 shares.

During the years ended December 31, 2023 and 2022, the Company issued stock options to purchase 16,000 and 78,967 shares of Common Stock at a weighted average exercise price of $9.98 and $25.25 per share respectively, to certain members of the Board of Directors, employees and consultants. The stock options allow the holders to purchase shares of Common Stock at prices between $8.50 and $187.50 per share. Options for the purchase of 33,553 and 48,254 shares of common stock expired as of December 31, 2023 and 2022, respectively. The following table summarizes all stock options as of December 31, 2023 and 2022 (shares in thousands):

	2023				2022
	Shares		Price (1)	Term (2)	Shares		Price (1)	Term (2)

Outstanding, at December 31,	145		$72.25	3.3	114		$124.00	3.3
Granted	16		9.89		79		25.25
Forfeited	(34)		-		(48)		-
Exercised	-		-		-		-

Outstanding, at December 31	127	(3)	62.45	3.4	145	(4)	72.25	3.3

Exercisable, at December 31	89	(4)	68.67	3.1	90	(5)	75.50	3.4

(1)	Represents the weighted average exercise price.

(2)	Represents the weighted average remaining contractual term until the stock options expire.

(3)	As of December 31, 2023, and 2022 the aggregate intrinsic value of stock options outstanding was approximately $65,500.

(4)	As of December 31, 2023, and 2022 the aggregate intrinsic value of exercisable stock options was approximately $24,600.

For the year ended December 31, 2023 and 2022, the valuation assumptions for stock options granted under the 2017 Plan and the 2019 Plan were estimated on the date of grant using the BSM option-pricing model with the following weighted-average assumptions:

	2023	2022

Grant date closing price of Common Stock	$9.89	$25.25
Expected term (years)	3.5	3.5
Risk-free interest rate	3.9%	3.4%
Volatility	102%	112%
Dividend yield	0%	0%

Based on the assumptions set forth above, the weighted-average grant date fair value per share for stock options granted for the years ended December 31, 2023 and 2022 was $9.89 and $25.25, respectively.

For the years ended December 31, 2023 and 2022, the Company recognized approximately $1.1 and $2.4 million, respectively, of share-based compensation expense relating to the vesting of stock options. Unrecognized expense relating to these awards as of December 31, 2023 and 2022 was approximately $1.8 and $3.0 million, respectively, which will be recognized over the weighted average remaining term of 3.7 and 4.1 years, respectively.

Warrants

The following table sets forth activity with respect to the Company’s warrants to purchase Common Stock for the years ended December 31, 2023 and 2022 (shares in thousands):

	2023				2022
	Shares		Price (1)	Term (2)	Shares		Price (1)	Term (2)

Outstanding, at December 31	144		$137.50	2.6	102		$186.00	3.1
Grants of warrants:
Consultants for services	86	(3)			42
Private placement	3,265	(4)			-
Exercised	(624	)(5)			-
Forfeited	(50)				-
Outstanding, at December 31	2,821	(6)	$13.15	4.6	144	(6)	$137.50	2.6

Exercisable, at December 31	2,760	(7)	$9.30	3.5	124	(7)	$145.00	2.5

(1)	Represents the weighted average exercise price.

(2)	Represents the weighted average remaining contractual term until the warrants expire.

(3)	In February 2023, the Company granted warrants to consultants in exchange for business development, product development and distribution. Warrants issued in February 2023 provide for the purchase of an aggregate of 84,000 shares of common stock at an exercise price of $22.75 and $15.25 per share with a fair value of approximately $1.3 million which will be recognized upon the achievement of performance metrics and milestones. In June 2023, the Company granted warrants to consultants in exchange for services. Warrants issued in June 2023 provide for the purchase of an aggregate of 1,500 shares of common stock at an exercise price of $10.25 per share at a fair value of approximately $0.1 million which will be recognized upon the achievement of performance metrics and milestones. In August 2023, the Company granted warrants to consultants in exchange for services. Warrants issued in August 2023 provide for the purchase of an aggregate of 900 shares of common stock at an exercise price of $8.50 per share at a fair value of approximately less than $0.1 million which will be recognized per the vesting schedule. For the years ended December 31, 2023 and 2022, the Company recognized expense of $0.7 million, respectively.

(4)	In January 2023, the Company granted warrants in connection with a private placement consisting of pre-funded warrants to purchase up to an aggregate of 186,667 shares of common stock at an exercise price of $0.0001 per share, and warrants to purchase up to an aggregate of 266,667 shares of common stock at an exercise price of $30 per share with a fair value of approximately $14.5 million which was recognized as warrant liability at the time of issuance. In November 2023, the Company amended the warrants to modify the provisions that had required them to be previously classified as liabilities and enabled them to be classified as equity under the relevant accounting standards (see note 14). Additionally, in November 2023, the Company granted warrants in connection with a private placement consisting of pre-funded warrants to purchase up to an aggregate of 850,393 shares of common stock at an exercise price of $0.0001 per share, and warrants to purchase up to an aggregate of 1,960,786 shares of common stock at an exercise price of $3.83 per share with a relative fair value of approximately $3.8 million which was recorded to additional paid-in capital at the time of issuance.

(5)	In March 2023, the Company issued an aggregate of 186,667 shares of common stock from the exercise of warrants previously issued in January 2023. In December 2023, the Company issued an aggregate of 437,393 shares of common stock from the exercise of warrants previously issued in November 2023.

(6)	As of December 31, 2023 and 2022, the aggregate intrinsic value of warrants outstanding was $19.2 million, and $0, respectively.

(7)	As of December 31, 2023 and 2022, the aggregate intrinsic value of warrants exercisable was $19.2 million, and $0 respectively.

For the years ended December 31, 2023 and 2022, the valuation assumptions for warrants issued were estimated on the measurement date using the BSM option-pricing model with the following weighted-average assumptions:

	2023	2022

Measurement date closing price of Common Stock (1)	$3.83	$19.75
Contractual term (years) (2)	3.4	5.0
Risk-free interest rate	4.7%	3.6%
Volatility	100%	102%
Dividend yield	0%	0%

(1)	Weighted average grant price.

(2)	The valuation of warrants is based on the expected term.